Significant accounting policies and judgements - Property, Plant and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2023
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (in years)	30 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (in years)	50 years
Machinery and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (in years)	3 years
Machinery and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (in years)	7 years